ACQUISITION OF TRANSTAR, LLC. (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary allocation of the purchase price, as presented in our Combined Consolidated Balance Sheets:

Fair value of assets acquired:
Cash and cash equivalents	$8,918
Accounts receivable	18,625
Operating lease right-of-use assets	12,231
Property, plant and equipment	490,561
Intangible assets	60,000
Other assets	15,008
Total assets	605,343
Fair value of liabilities assumed:
Accounts payable and accrued liabilities	47,010
Operating lease liabilities	10,689
Pension and other postretirement benefits (1)	37,552
Other liabilities	8,487
Total liabilities	103,738
Goodwill (2)	134,402
Total purchase consideration	$636,007

(1)	Included in Other liabilities in the Combined Consolidated Balance Sheets.
(2)
Goodwill is primarily attributable to the assembled workforce of Transtar and the synergies expected to be achieved. This goodwill is assigned to the Railroad segment and is tax deductible for income tax purposes.

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination	The following table presents the identifiable intangible assets and their estimated useful lives:
	Estimated useful life in years	Fair value
Customer relationships	15	60,000

Schedule of Property Plant And Equipment Acquired as Part of Business Combination
The following table presents the property, plant and equipment and their estimated remaining useful lives:

	Estimated remaining useful life in years	Fair value
Railcars	1 - 40	$112,981
Track and track related assets	1 - 40	90,904
Land, site improvements and rights	N/A	87,450
Bridges and tunnels	15 - 55	174,889
Buildings and improvements	3 - 25	12,448
Railroad equipment	2 - 15	2,725
Terminal machinery and equipment	2 - 15	3,325
Vehicles	2 - 5	3,740
Construction in progress	N/A	1,928
Computer hardware and software	2 - 5	171
Total		$490,561

Business Acquisition, Pro Forma Information
The unaudited pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place as of January 1, 2020.

	Year Ended December 31,
	2021	2020
Total revenue	$199,762	$183,744
Net loss attributable to Parent	$(56,717)	$(39,349)